Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position

Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a) Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited & Serena Maritime Limited	29,250	(377)	28,873

Total at June 30, 2022	29,250	(377)	28,873
Less: Current Portion	(5,000)	125	(4,875)
Long-Term Portion	24,250	(252)	23,998

Total at December 31, 2021	31,750	(447)	31,303
Less: Current Portion	(5,000)	135	(4,865)
Long-Term Portion	26,750	(312)	26,438

Long-Term Debt, net - Annual loan principal payments
June 30,	First Citizens Bank & Trust Company (formerly known as CIT Bank N.A.)
2023	5,000
2024	5,000
2025	5,000
2026	14,250
Total	29,250